EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employer's contribution (as a percent)	16.00%
Defined contributions schemes expense	$ 11,738	$ 12,544	$ 9,412
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 11,409	$ 11,211	$ 10,447
Minimum
Percentage of applicable salaries contributed by the employer for medical insurance benefits	6.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.50%
Percentage of applicable salaries contributed by the employer for other statutory benefits	0.90%
Maximum
Percentage of applicable salaries contributed by the employer for medical insurance benefits	8.50%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.70%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.50%